COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 997
2016	670
2017	363
2018	287
2019	240
2020 and thereafter	1,141
Total future minimum lease payments due	3,698
Rent expense	$ 1,135	$ 1,077	$ 904